COMMON SHARES - Dividend Reinvestment and Share Purchase Plan (Details)	6 Months Ended
Dec. 31, 2016
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Stock Issued During Period, Dividend Reinvestment Plan, Shares Issued From Treasury, Discount, Percent	2.00%